U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 193

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 196

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

David James

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:

Thomas W. Steed III, Esq.

Kilpatrick Townsend & Stockton LLP

4208 Six Forks Road, Suite 1300

Raleigh, NC 27609

It is proposed that this filing will become effective (check appropriate box):

/ X /       immediately upon filing pursuant to paragraph (b)

/ /       on ___, 2021 pursuant to paragraph (b)

/ /       60 days after filing pursuant to paragraph (a) (1)

/ /       on (date) pursuant to paragraph (a) (1)

/ /       75 days after filing pursuant to paragraph (a) (2)

/ /       on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 193 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 192 filed on August 23, 2021 (Accession Number: 0001580642-21-003925).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 193 to its Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, and State of Ohio on August 24, 2021.

ULTIMUS MANAGERS TRUST

By:	/s/ Todd E. Heim
Todd E. Heim
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Date

/s/ David R. Carson	August 24, 2021
David R. Carson, Trustee

*	August 24, 2021
David M. Deptula, Trustee

*	August 24, 2021
Janine L. Cohen, Trustee		By:	/s/ David James
David James
*	August 24, 2021		Attorney-in-fact*
Jacqueline A. Williams, Trustee			August 24, 2021

*	August 24, 2021
Clifford N. Schireson, Trustee

*	August 24, 2021
Robert E. Morrison, Trustee

/s/ Todd E. Heim	August 24, 2021
Todd E. Heim, President

/s/ David R. Carson	August 24, 2021
David R. Carson, Vice President

/s/ Jennifer L. Leamer	August 24, 2021
Jennifer L. Leamer, Treasurer/Controller/Principal Financial Officer